Gains or Losses Recognized in Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Policy fees	$ 1,295,485	$ 1,330,651	$ 1,286,614
Policyholder benefits	(1,000,589)	(1,031,440)	(689,319)
Change in fair value of annuity and life embedded derivatives	(275,808)	(588,595)	(4,955,984)
Change in fair value of assets and liabilities	(576,255)	(893,943)	(2,900,618)
Derivatives Not Designated As Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(40,986)	(501,036)	1,858,978
Derivatives Not Designated As Cash Flow Hedges | MVLO
Derivatives, Fair Value [Line Items]
Policy fees	(398,942)	79,951	194,229
Policyholder benefits	139,481	115,737	2,159
Change in fair value of annuity and life embedded derivatives	(386,709)	212,758	(3,344,049)
Derivatives Not Designated As Cash Flow Hedges | Exchange Traded Options
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	13,055	291	66,855
Derivatives Not Designated As Cash Flow Hedges | Future
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(287,724)	(423,134)	(267,628)
Derivatives Not Designated As Cash Flow Hedges | Stock Appreciation Rights (SARs)
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(54)	630	69
Derivatives Not Designated As Cash Flow Hedges | CDO Embedded
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities		(188)	(150)
Derivatives Not Designated As Cash Flow Hedges | Other Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(1,234)	1,423	(230)
Derivatives Not Designated As Cash Flow Hedges | TBA Securities
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(2,837)	330
Derivatives Not Designated As Cash Flow Hedges | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	87,380	279,158	1,085,355
Derivatives Not Designated As Cash Flow Hedges | Total Return Swap
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(37,143)	4,093	113,236
Derivatives Not Designated As Cash Flow Hedges | Credit Default Swaps [Member]
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	4,689	(2,220)	(626)
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Withdrawal Benefit
Derivatives, Fair Value [Line Items]
Change in fair value of annuity and life embedded derivatives	14,235	(679,259)	(1,445,524)
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Accumulation Benefit
Derivatives, Fair Value [Line Items]
Change in fair value of annuity and life embedded derivatives	96,666	(122,094)	(166,411)
Derivatives Not Designated As Cash Flow Hedges | Over the Counter
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	$ 182,882	$ (361,419)	$ 862,097